Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001866364
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42597
Entity Registrant Name	Webull Corporation
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	200
Entity Address, Address Line Two	Carillon Parkway
Entity Address, City or Town	St. Petersburg
Entity Address, Country	US
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33716
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment”) amends the Annual Report on Form 20-F of Webull Corporation (the “Company”) for the year ended December 31, 2024, which was filed with the U.S. Securities and Exchange Commission on April 25, 2025 (the “Original Filing”).The Company is filing this Amendment solely for the purpose of updating the disclosure in Item 16G of Part II of the Original Filing. In accordance with Rule 12b-15 promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), Item 16G of Part II of the Original Filing is hereby amended and restated in its entirety. In addition, pursuant to Rule 12b-15 under the Exchange Act, the Company is including new certifications by the Company’s principal executive officer and principal financial and accounting officer as exhibits to this Amendment pursuant to Rule 13a-14(a) of the Exchange Act. Except as described above or as otherwise expressly provided by the terms of this Amendment, no other changes have been made to the Original Filing. Except as otherwise indicated herein, this Amendment continues to speak as of the date of the Original Filing, and the Company has not updated the disclosures contained therein to reflect any events that occurred subsequently to the date of the Original Filing.
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	200
Entity Address, Address Line Two	Carillon Parkway
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33716
Contact Personnel Name	Benjamin James, Esq.
City Area Code	(917)
Local Phone Number	725-2448
Class A Ordinary Shares, par value $0.00001 per share
Document Information Line Items
Title of 12(b) Security	Class A Ordinary Shares, par value $0.00001 per share
Trading Symbol	BULL
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Document Information Line Items
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	BULLW
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	378,463,226
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	82,988,016